BUSINESS COMBINATION (Details Narrative) - USD ($)	Mar. 31, 2025	Apr. 29, 2023	Mar. 31, 2026	Dec. 31, 2025	Oct. 27, 2025	Dec. 31, 2024	Dec. 31, 2020
Business Combination [Line Items]
Common stock, shares authorized			300,000,000	300,000,000		300,000,000
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
SLG Innovation Inc [Member]
Business Combination [Line Items]
Non-refundable deposits	$ 2,000,000.0	$ 2,000,000				$ 561,808	$ 1,401,923
Deposits						2,000,000
Net assets acquired						20,000
Accounts receivable						$ 1,418,192
Accounts payable, other current		$ 2,136,445
Business combination, excluding payables incurred prior to closing, period		90 days
Number of preferred stock converted	33,609	33,212
Common stock, shares authorized	33,609
Principal amount	$ 10,000
Business combination, noncontrolling interest, percentage	49.00%
Principal amount	$ 2,000,000
Common stock, par value	$ 0.0001
Accounts receivable	$ 10,814,147
SLG Innovation Inc [Member] | Series E Preferred Stock [Member]
Business Combination [Line Items]
Preferred stock, shares issued	51
Principal amount	$ 10,000
Conversion price	$ 1.00
Business combination, noncontrolling interest, percentage	49.00%